Leases - Future Minimum Payments to be Received (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (July - December)	$ 1,292
2022	2,607	$ 2,568
2023	2,646	2,607
2024	2,686	2,646
2025	2,726	2,686
2026 and beyond	34,168
Total minimum rent	$ 46,125	$ 47,401